INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Income before income tax benefit	¥ 4,742,372	$ 687,580	¥ 7,022,709	¥ 4,081,745
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 1,185,593		¥ 1,755,677	¥ 1,020,436
Effect of different tax rate of subsidiary operation in other jurisdiction	7,236		11,708	3,728
Effect of non-deductible expenses	57,364		64,841	75,881
Effect of preferential tax rate and tax exemption	(418,997)		(487,655)	(452,033)
Effect of enacted tax rate change of deferred tax assets/liabilities			1,125	248
Effect of research and development super-deduction	(115,374)		(106,515)	(69,802)
Effect of valuation allowance movement of deferred tax assets	20,982		19,015	7,578
Income tax expense	¥ 736,804	$ 106,827	¥ 1,258,196	¥ 586,036